NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2011	2012	2013

Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$15,044	$16,183	$15,880

Weighted average ordinary shares outstanding:

Denominator for basic net earnings per share	36,267,739	36,502,264	36,835,163
Effect of dilutive securities	777,968	605,406	458,753

Denominator for diluted net earnings per share	37,045,707	37,107,670	37,293,916

Basic and diluted earnings per share	$0.41	$0.44	$0.43